Consolidated Statement of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOW FROM OPERATING ACTIVITIES:
Net income (loss)	$ (3,463,310)	$ (3,283,578)	$ (5,981,082)	$ (7,602,072)
Depreciation	1,798	31,014	61,724	62,028
Expense paid through issuance of stock	2,096,533	1,368,585	2,786,931	3,486,500
Amortization of loan discount	495,789	462,070	708,975	2,014,784
Adjustments to reconcile net loss to cash (used in) operating activities:
Change in accounts receivable	33,668	(83,212)	54,938	(229,166)
Change in prepaid expenses	(13,610)	112,417	254,160	(425,500)
Change in inventory	(80,166)	(64,717)	124,137	(36,961)
Change in inventory deposits	141,164	91,640	(49,524)	(91,640)
Change in accounts payable and accrued expense	400,891	92,668	65,102	643,413
Net Cash (Used in) Operating Activities	(387,243)	(1,273,111)	(1,974,639)	(2,178,614)
CASH FLOW FROM INVESTING ACTIVITIES:
Property and equipment purchased
Investing activities
Net Cash (Used in) Investing Activities
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds of Sale of Stock	645,005	7,000		3,500
Proceeds (repayments) of loans – officer - related party	23,725		51,083	(12,092)
Proceeds of working capital loan	1,280,000	1,722,979	2,869,171	2,474,560
Repayment of loans – nonrelated party	(1,362,427)	(266,634)	(1,016,372)	(175,329)
Proceeds of exercise of Warrants
Net Cash Provided by Financing Activities	586,303	1,463,345	1,903,882	2,290,639
CHANGE IN CASH	(199,060)	190,234	(70,757)	112,025
CASH AT BEGINNING OF PERIOD	60,899	131,656	131,656	19,631
CASH AT END OF PERIOD			60,899	131,656
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest	148,226	71,564	168,834	45,565
Income taxes
Non-cash investing and financing activities:
Conversion of Debentures to Common Stock
CASH AT BEGINNING OF PERIOD	68,307	131,656	131,656
CASH AT END OF PERIOD	267,367	321,890	$ 68,307	$ 131,656
Debt eliminated through issue of Stock	$ 1,488,924	$ 1,517,407